19. LEASES (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Schedule of income and social contribution taxes reconciliation
Variable payments not included in the lease liabilities	R$ 222,096
Expenses related to short-term assets	226,010
Expenses related to low-value assets	4,890
Amounts recognized in the statement of income	R$ 452,996